3. Summary of Significant Accounting Policies: (p) Related Party Transactions (Policies)	12 Months Ended
Jun. 30, 2024
Policies
(p) Related Party Transactions

(p) Related Party Transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.